Deutsche Investment Management Americas Inc.
                                  One Beacon Street
                                  Boston, MA 02108

                                  October 2, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of DWS Select Alternative Asset Allocation Fund and DWS Disciplined Market Neutral Fund (each a "Fund," together the "Funds"), each a series of DWS Equity Trust (the "Trust") (Reg. Nos. 333-43815, 811-08599)

Ladies and Gentlemen:

         On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (the "Amendment").

         The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the "Commission"). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2009. No fees are required in connection with this filing.

         The principal purpose of the Amendment is to comply with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus. The Amendment has been electronically coded to show changes from each Fund's Class A, C, Institutional and S Prospectuses and Statements of Additional Information, filed with the Commission on September 26, 2008 in Post-Effective Amendment No. 31 for DWS Select Alternative Asset Allocation Fund and on November 25, 2008 in Post-Effective Amendment No. 32 for DWS Disciplined Market Neutral Fund. In addition, disclosure for all share classes have been consolidated into one Statement of Additional Information for each Fund.

         Please direct any comments or questions relating to the Amendment to the undersigned at 617-295-3357.


                                 Sincerely yours,


                                 /s/Thomas H. Connors
                                 Thomas H. Connors, Esq.
                                 Director and Counsel
                                 Deutsche Investment Management Americas Inc.

cc:      John Marten, Esq., Vedder